Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Operations (Detail) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Statements Captions [Line Items]
Interest expense									$ (10,138,000)	$ (12,954,000)	$ (7,570,000)
Income tax expense									(4,940,000)	(5,683,000)	(2,640,000)
Net income	$ 10,173,000	$ 7,682,000	$ 6,504,000	$ 7,833,000	$ 7,841,000	$ 7,708,000	$ 8,660,000	$ 9,669,000	32,192,000	33,878,000	14,139,000
Comprehensive income									39,937,000	42,204,000	14,089,000
CBI[Member]
Condensed Financial Statements Captions [Line Items]
Dividends from bank subsidiaries									15,300,000	13,300,000	10,000,000
Dividends from non-bank subsidiaries									440,000
Interest expense									(945,000)	(1,423,000)	(1,320,000)
Pension expense									(25,000)	176,000	199,000
Acquisition expense											(10,738,000)
Other expense, net									(1,241,000)	(1,107,000)	(1,740,000)
Income (loss) before equity in undistributed net earnings of subsidiaries									13,529,000	10,946,000	(3,599,000)
Income tax expense									475,000	494,000	1,751,000
Equity in undistributed net earnings of subsidiaries									18,188,000	22,438,000	15,987,000
Net income									32,192,000	33,878,000	14,139,000
Comprehensive income									$ 39,937,000	$ 42,204,000	$ 14,089,000